Property, plant and equipment (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	£ 1,131.0	£ 585.0	[1]	£ 861.0	[1]
Other income	99.0	114.0	[1]	56.0	[1]
Impairment of property, equipment and intangible assets	2,028.0	1,660.0		£ 2,667.0	[2]
Property rentals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other income	22.0	£ 19.0
Right of use assets [member] | Subleased [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, equipment and intangible assets	£ 0.0
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Min [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	2.00%
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Max [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	3.30%
Costs of adaptation of freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Costs of adaptation of freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Equipment installed in freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Equipment installed in freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Computers and similar equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	17.00%
Computers and similar equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	33.00%
Fixtures and fittings and other equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	9.00%
Fixtures and fittings and other equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	20.00%

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]	The comparatives for 2017 are presented on an IAS 39 basis